Income Taxes - The Tax Cuts and Jobs Act (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
Recognized tax expense		$ 37,423
Tax expense related to deferred tax assets and liabilities		$ 76,000
Corporate tax rate		35.00%
One-time transition tax		$ 39,000
Additional one - time transition tax		$ 34,000
Foreign operations tax rate		10.50%
Forecast
Corporate tax rate	21.00%